UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04727
                                                    ----------

                      Phoenix Strategic Equity Series Fund
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

              Kevin J. Carr, Esq.
     Vice President, Chief Legal Officer,          John H. Beers, Esq.
     Counsel and Secretary for Registrant      Vice President and Counsel
        Phoenix Life Insurance Company       Phoenix Life Insurance Company
               One American Row                     One American Row
            Hartford, CT 06103-2899             Hartford, CT 06103-2899
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                        Date of fiscal year end: April 30
                                                ---------

                   Date of reporting period: January 31, 2008
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


Phoenix Strategic Growth Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2008
                                   (UNAUDITED)


                                                                     VALUE
                                                      SHARES         (000)
                                                     --------       --------

DOMESTIC COMMON STOCKS--92.1%

AEROSPACE & DEFENSE--2.8%
United Technologies Corp.                              57,830       $  4,245
                                                                    --------

AGRICULTURAL PRODUCTS--1.3%
Bunge Ltd.                                             16,260          1,926
                                                                    --------

APPAREL, ACCESSORIES & LUXURY GOODS--2.5%
VF Corp.                                               50,580          3,913
                                                                    --------

APPLICATION SOFTWARE--1.0%
Adobe Systems, Inc.(b)                                 42,500          1,485
                                                                    --------

ASSET MANAGEMENT & CUSTODY BANKS--1.5%
Janus Capital Group, Inc.                              84,960          2,295
                                                                    --------

BIOTECHNOLOGY--9.2%
Amgen, Inc.(b)                                         47,040          2,192
Celgene Corp.(b)                                       59,470          3,337
Genentech, Inc.(b)                                     32,940          2,312
Genzyme Corp.(b)                                       36,190          2,827
Gilead Sciences, Inc.(b)                               75,950          3,470
                                                                    --------
                                                                      14,138
                                                                    --------

COMMUNICATIONS EQUIPMENT--4.1%
Cisco Systems, Inc.(b)                                144,380          3,537
Corning, Inc.                                         118,020          2,841
                                                                    --------
                                                                       6,378
                                                                    --------

COMPUTER & ELECTRONICS RETAIL--1.5%
Best Buy Co., Inc.                                     48,460          2,365
                                                                    --------

COMPUTER HARDWARE--4.7%
Apple, Inc.(b)                                         25,280          3,422
Hewlett-Packard Co.                                    88,030          3,851
                                                                    --------
                                                                       7,273
                                                                    --------

COMPUTER STORAGE & PERIPHERALS--1.7%
EMC Corp.(b)                                          163,070          2,588
                                                                    --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.1%
Caterpillar, Inc.                                      46,090          3,279
                                                                    --------

DEPARTMENT STORES--1.6%
Kohl's Corp.(b)                                        53,140          2,425
                                                                    --------


                                                                     VALUE
                                                      SHARES         (000)
                                                     --------       --------

DIVERSIFIED CHEMICALS--1.6%
FMC Corp.                                              47,440       $  2,522
                                                                    --------

DRUG RETAIL--2.3%
CVS Caremark Corp.                                     89,500          3,497
                                                                    --------

ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
SunPower Corp. Class A(b)                              13,630            942
                                                                    --------

HEALTH CARE EQUIPMENT--1.5%
Medtronic, Inc.                                        47,920          2,232
                                                                    --------

HOME ENTERTAINMENT SOFTWARE--1.5%
Activision, Inc.(b)                                    88,730          2,295
                                                                    --------

HOTELS, RESORTS & CRUISE LINES--2.1%
Starwood Hotels & Resorts
  Worldwide, Inc.                                      71,210          3,222
                                                                    --------

HOUSEHOLD PRODUCTS--2.3%
Colgate-Palmolive Co.                                  46,410          3,574
                                                                    --------

INDUSTRIAL MACHINERY--3.4%
Danaher Corp.                                          33,190          2,471
Harsco Corp.                                           47,380          2,697
                                                                    --------
                                                                       5,168
                                                                    --------

INTEGRATED OIL & GAS--1.7%
Exxon Mobil Corp.                                      30,520          2,637
                                                                    --------

INTERNET RETAIL--1.5%
Amazon.com, Inc.(b)                                    30,550          2,374
                                                                    --------

INTERNET SOFTWARE & SERVICES--2.0%
Google, Inc. Class A(b)                                 5,570          3,143
                                                                    --------

INVESTMENT BANKING & BROKERAGE--3.5%
Goldman Sachs Group, Inc. (The)                        15,390          3,090
Merrill Lynch & Co., Inc.                              40,930          2,308
                                                                    --------
                                                                       5,398
                                                                    --------

IT CONSULTING & OTHER SERVICES--1.0%
Cognizant Technology Solutions
  Corp. Class A(b)                                     55,580          1,551
                                                                    --------

MOVIES & ENTERTAINMENT--1.0%
Walt Disney Co. (The)                                  51,940          1,555
                                                                    --------

OIL & GAS DRILLING--1.5%
Transocean, Inc.(b)                                    19,343          2,371
                                                                    --------

Phoenix Strategic Growth Fund



                                                                     VALUE
                                                      SHARES         (000)
                                                     --------       --------

OIL & GAS EXPLORATION & PRODUCTION--2.4%
XTO Energy, Inc.                                       71,363       $  3,707
                                                                    --------

PHARMACEUTICALS--6.7%
Abbott Laboratories                                    54,600          3,074
Allergan, Inc.                                         41,780          2,807
Merck & Co., Inc.                                      44,810          2,074
Schering-Plough Corp.                                 122,500          2,397
                                                                    --------
                                                                      10,352
                                                                    --------

RESTAURANTS--2.0%
Yum! Brands, Inc.                                      91,700          3,132
                                                                    --------

SEMICONDUCTOR EQUIPMENT--1.1%
MEMC Electronic Materials, Inc.(b)                     23,720          1,695
                                                                    --------

SEMICONDUCTORS--6.5%
Broadcom Corp. Class A(b)                              84,750          1,871
Intel Corp.                                           149,130          3,162
NVIDIA Corp.(b)                                       104,010          2,558
Texas Instruments, Inc.                                78,540          2,429
                                                                    --------
                                                                      10,020
                                                                    --------

SPECIALIZED FINANCE--1.5%
CME Group, Inc.                                         3,830          2,370
                                                                    --------

STEEL--2.1%
United States Steel Corp.                              30,890          3,154
                                                                    --------

SYSTEMS SOFTWARE--3.6%
Microsoft Corp.                                       144,940          4,725
Oracle Corp.(b)                                        41,240            848
                                                                    --------
                                                                       5,573
                                                                    --------

TOBACCO--2.2%
Altria Group, Inc.                                     45,650          3,461
                                                                    --------

WIRELESS TELECOMMUNICATION SERVICES--2.5%
American Tower Corp. Class A(b)                        60,590          2,274


                                                                     VALUE
                                                      SHARES         (000)
                                                     --------       --------

WIRELESS TELECOMMUNICATION SERVICES--(CONTINUED)
NII Holdings, Inc.(b)                                  38,300       $  1,634
                                                                    --------
                                                                       3,908
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $132,724)                                           142,163
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--8.3%

COMMUNICATIONS EQUIPMENT--1.9%
Research In Motion Ltd. (Canada)(b)                    30,670          2,879
                                                                    --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.1%
CNH Global N.V. (Netherlands)                          65,330          3,231
                                                                    --------

HEAVY ELECTRICAL EQUIPMENT--1.5%
ABB Ltd. Sponsored ADR (Switzerland)                   93,430          2,336
                                                                    --------

OIL & GAS EQUIPMENT & SERVICES--1.8%
Schlumberger Ltd. (Netherlands)                        37,510          2,831
                                                                    --------

SEMICONDUCTOR EQUIPMENT--1.0%
ASML Holding N.V. (Netherlands)(b)                     55,502          1,476
                                                                    --------
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $9,691)                                              12,753
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--100.4%
(IDENTIFIED COST $142,415)                                           154,916
                                                                    --------


                                                     PAR VALUE       VALUE
                                                       (000)         (000)
                                                     ---------      --------

SHORT-TERM INVESTMENTS--0.1%

COMMERCIAL PAPER(d)--0.1%
Nicor, Inc.
  3.030% due 2/1/08                                      $205            205
                                                                    --------
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $205)                                                   205
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $142,620)                                           155,121(a)

Other assets and liabilities, net--(0.5)%                               (831)
                                                                    --------
NET ASSETS--100.0%                                                  $154,290
                                                                    ========


ADR (American Depositary Receipt)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Sponsored ADR (American Depositary Receipt)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADR's must be sponsored to be able to trade on the NYSE.

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $21,946 and gross depreciation of $9,453 for federal income tax purposes. At January 31, 2008 , the aggregate cost of securities for federal income tax purposes was $142,628.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d)  The rate shown is the discount rate.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)



NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Phoenix Strategic Equity Series Fund in the preparation of the Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

     In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. FOREIGN SECURITY COUNTRY DETERMINATION
     A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.




Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)


NOTE 2--SUBSEQUENT EVENTS
     On February 7, 2008, Phoenix Companies, Inc. ("PNX") announced that it intends to spin off its asset management subsidiary, Phoenix Investment Partners, Ltd., to PNX's shareholders. Phoenix Investment Counsel, Inc., the adviser to the Phoenix Funds and Phoenix Equity Planning Corporation, the Phoenix Funds' administrator, distributor and transfer agent are also intended to be a part of the spin-off.
     On November 15, 2007, the Board of Trustees of the Trust approved the reorganization of the Phoenix Strategic Growth Fund (the "Predecessor Fund"), into a newly created fund named Phoenix Strategic Growth Fund (the "Successor Fund"), a series of Phoenix Equity Trust. The reorganization was completed on March 10, 2008. The Successor Fund's principal investment strategies, risks, fees and expenses, and portfolio team will be the same as those of the Predecessor Fund. The reorganization is a result of an effort to consolidate the number of trusts operating within the Phoenix Funds family.





Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.

ITEM 2.   CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Strategic Equity Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date   March 31, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date   March 31, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date   March 31, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.